Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fixed-maturity securities
Fixed-maturity securities, available-for-sale, at fair value	$ 772,000	$ 674,562	$ 655,141
Short-term securities			13,728
Policy loans	318	275	253
Derivative assets	68,267	15,064	4,516
Equity securities, trading	4,336	4,368	1,858
Total investments	844,921	694,269	675,496
Cash and cash equivalents	76,243	37,172	27,639
Accrued investment income	17,304	14,557	8,130
Receivables	9,579	13,202	7,039
Reinsurance recoverable	3,951	3,596	3,091
Deferred acquisition costs	129,559	134,374	118,319
Net deferred tax asset	28,099	33,660	13,375
Other assets	20,419	22,277	20,639
Assets, exclusive of separate accounts assets	1,130,075	953,107	873,728
Separate account assets	2,237,743	2,205,548	2,214,422
Total assets	3,367,818	3,158,655	3,088,150
Policyholder liabilities:
Account balances and future policy benefit reserves	913,038	762,986	691,011
Policy and contract claims	5,501	4,157	2,787
Unearned premiums	1,615	1,571	1,518
Other policyholder funds	1,491	1,174	2,203
Total policyholder liabilities	921,645	769,888	697,519
Derivative liabilities	8,942	7,956	4,894
Other liabilities	35,240	26,775	9,908
Liabilities, exclusive of separate account liabilities	965,827	804,619	712,321
Separate account liabilities	2,237,743	2,205,548	2,214,422
Total liabilities	3,203,570	3,010,167	2,926,743
Stockholder's equity:
Common stock	2,000	2,000	2,000
Additional paid-in capital	72,500	72,500	72,500
Retained earnings	67,231	68,988	70,251
Accumulated other comprehensive income, net of tax	22,517	5,000	16,656
Total stockholder's equity	164,248	148,488	161,407
Total liabilities and stockholder's equity	$ 3,367,818	$ 3,158,655	$ 3,088,150